Note 14 - Stock-based Compensation (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date	Dec. 31, 2008
Allocated Share-based Compensation Expense	$ 3,169	$ 2,335	$ 2,761
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	12,228
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	4,322
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	3,485	2,606	2,434
Subsidiary Investment Ownership Percentage Stock Options	3.20%
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	7.30%
Open Option Contracts Written, at Fair Value	4,266
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	720,250
Sharebased Compensation Arrangement By Sharebased Payment Award In The Money Options Weighted Average Remaining Contractual Life	1 year 6 months
Subsidiary Stock Option Plans [Member]
Allocated Share-based Compensation Expense	$ 4,266
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 11.74
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 31.86